Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Summary of Warrant Liability
The following table presents the change in the fair value of warrant liability, since the Closing Date of the Business Combination, that is recognized in the consolidated statement of operations for the respective periods (in thousands):

	Private Placement Warrants	Public Warrants	Warrant Liability
Fair value as of Business Combination, June 16, 2021	$8,099	$18,837	$26,936
Changes in fair value	(6,794)	(15,801)	(22,595)

Fair value as of December 31, 2021	$1,305	$3,036	$4,341